Basis of Presentation and Material Accounting Policies (Tables)	3 Months Ended
Jul. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Subsidiaries Using Their Historical Names which are Wholly Owned and Subject to Control

Name of Subsidiary	% Equity Interest - July 31, 2025 and April 30, 2025	Country of Incorporation	Functional Currency
MindWalk Biologics	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	100%	Netherlands	Euro
MindWalk B.V.	100%	Belgium	Euro
Idea Family B.V.	100%	Belgium	Euro
BioKey B.V.	100%	Belgium	Euro
BioClue B.V.	100%	Belgium	Euro

Summary of Divestiture Classified as Held for Sale

The carrying amounts are as follows:

(in thousands)
ASSETS
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expense	817

Deposit on equipment	486
Property and equipment	10,958
Intangible assets	963
Goodwill	8,289
Total assets	27,538
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429

Total liabilities	12,229

Net Assets Held for Sale	15,309

Summary of Discontinued Operations

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

	Three months ended July 31,
(in thousands, except share data)	2025 $	2024 $
REVENUE	4,480	2,790
COST OF SALES	1,976	1,444
GROSS PROFIT	2,504	1,346
EXPENSES
Research and development	115	153
Sales and marketing	117	179
General and administrative	778	809
Amortization of intangible assets	109	104
	1,119	1,245
Income before other income (expenses) and income taxes	1,385	101
OTHER INCOME (EXPENSES)
Grant income	6	8
Interest, accretion and other income	—	—
Unrealized foreign exchange loss	(1)	(6)
	5	2
Income before income taxes	1,390	103
Income taxes	(260)	110
NET INCOME FROM DISCONTINUED OPERATIONS	1,130	213